Commitments and Contingencies - Vessels Under Construction-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Number of shipbuilding contacts	6
Number of vessels under construction	6
Vessels under construction cost	$ 571,740
Amount contractual purchase obligation, Total	$ 314,513